Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2015	Mar. 31, 2017
Battery Business Asset Group | Discontinued Operations, Held-for-sale | Other Operating Expense, Net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment losses recorded as a result of fair value valuation of assets and liabilities		¥ 42,298
Part of Logistics Business | Disposal Group, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of business	¥ 19,211
Gain on sale of business	¥ 12,284